NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue | Outside of United States [Member]
Product Information [Line Items]
Concentration of Credit Risk			59.00%	53.00%
Revenue | Outside of the US [Member]
Product Information [Line Items]
Concentration of Credit Risk	29.00%
Customer A [Member] | Revenue
Product Information [Line Items]
Concentration of Credit Risk	45.00%	69.00%	48.00%	50.00%
Customer A [Member] | Accounts Receivable
Product Information [Line Items]
Concentration of Credit Risk	41.00%		68.00%	58.00%
Customer B [Member] | Revenue
Product Information [Line Items]
Concentration of Credit Risk	15.00%	12.00%	13.00%	33.00%
Customer B [Member] | Accounts Receivable
Product Information [Line Items]
Concentration of Credit Risk	32.00%		10.00%	34.00%
Customer C [Member] | Revenue
Product Information [Line Items]
Concentration of Credit Risk	12.00%		10.00%
Customer C [Member] | Accounts Receivable
Product Information [Line Items]
Concentration of Credit Risk	10.00%
Customer D [Member] | Accounts Receivable
Product Information [Line Items]
Concentration of Credit Risk	10.00%